MoA Inflation Focused Bond Fund Investment Objectives and Goals - MoA Inflation Focused Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MoA Inflation Focused Bond Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks to provide inflation protection and current income, consistent with investments in inflation-indexed securities and investment-grade debt securities.